Incentive Plans (Assumptions Used To Determine Compensation Cost For Market Condition Component Of Performance Share Program) (Details)	12 Months Ended
Dec. 31, 2016
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Expected volatility, lower limit	22.36%
Expected volatility, upper limit	30.84%
Risk-free interest rate, lower limit	0.67%
Risk-free interest rate, upper limit	1.31%